Deposits - Changes in Security Deposits and Maintenance Reserve Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	R$ 2,539,561	R$ 1,964,419
Additions	592,731	837,875
Reversal of Inventory Impairment Loss Recognised in Profit or Loss	135,284
Transfers	(587,157)	63,535
Provision for inclusion and reversal		(15,110)
Use by the lessor	(221,054)	59,721
Foreign currency exchange	(165,870)	(124,367)
Deposits	2,293,495	2,539,561
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	515,692	1,025,168
Non-current	1,777,803	1,514,393
Current	515,692	1,025,168
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	374,960	319,530
Additions	234,972	123,796
Reversal of Inventory Impairment Loss Recognised in Profit or Loss	0
Transfers	(169,432)	48,688
Use by the lessor	0	0
Foreign currency exchange	(21,963)	(19,678)
Deposits	418,537	374,960
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	64,788	77,241
Non-current	353,749	297,719
Current	64,788	77,241
Maintenance reserve deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	2,164,601	1,644,889
Additions	357,759	714,079
Reversal of Inventory Impairment Loss Recognised in Profit or Loss	135,284
Transfers	(417,725)	14,847
Provision for inclusion and reversal		(15,110)
Use by the lessor	(221,054)	59,721
Foreign currency exchange	(143,907)	(104,689)
Deposits	1,874,958	2,164,601
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	450,904	947,927
Non-current	1,424,054	1,216,674
Current	R$ 450,904	R$ 947,927